Supplemental Cash Flow Information - Schedule of Net Changes in Non-Cash Working Capital and Other Liabilities (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Net Changes in Non-Cash Working Capital and Other Liabilities [Abstract]
Change in accounts receivable	$ 13,743	$ (5,043)	$ (3,430)	$ (3,946)
Change in inventories	(1,542)	(6,006)	(755)	(3,699)
Change in prepaid expenses and deposits	1,069	91	3,519	(1,305)
Change in accounts payable and accrued liabilities	2,047	(12,003)	(1,591)	(9,724)
Change in working capital	15,317	(22,961)	(2,257)	(18,674)
Other items impacting changes in non-cash working capital:
Withholding taxes on share units	(249)	(261)	(373)	(981)
Unrealized foreign exchange gain (loss) related to working capital	206		206
Non-cash working capital	15,274	(23,222)	(2,424)	(19,655)
Related to operating activities	13,660	(16,111)	(9,516)	(11,029)
Related to investing activities	1,614	(7,111)	7,092	(8,626)
Net change in non-cash working capital	15,274	(23,222)	(2,424)	(19,655)
Cash interest paid (included in operating activities)	(930)	(842)	(2,031)	(21,683)
Cash interest received (included in operating activities)	$ 108	$ 703	$ 479	$ 1,373